RELATED PARTIES	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7:-     RELATED PARTIES

a.	Consulting and employment agreements with related parties–

On the Closing Date of the merger, the Company entered into: (i) an Employment Agreement with Mr. Madar, the Company's President, Chief Executive Officer and Director. (ii) a part-time Consulting Agreement with Prof. Polat, Ph.D. – the Company's Chief Scientific Officer and Director. (iii) a Consulting Agreement with Mr. Shaffir, - the Company's Chief Technology Officer and Director, and together the “Officer Agreements”. The Officer Agreements each have an initial one-year term, which term shall be automatically extended for additional successive one-year terms on each one-year anniversary, unless either party gives the other party written notice of an election not to renew the Officer Agreement. Pursuant to their Officer Agreements, Dr. Polat and Messrs. Madar and Shaffir will receive annual base salaries or compensation, as the case may be, of $100, $180 and $50, respectively, provided, that Mr. Shaffir’s base compensation will increase to $120 following the Company’s consummation of a financing round in excess of $6,000. In addition, each of the officers are entitled to an annual cash bonus of up to 25% of his base salary or compensation, as the case may be, based on corporate and personal milestones together with equity performance awards, each as determined by the compensation committee of the Board of Directors of the Company.

Upon execution of the Officer Agreements, the Company agreed to grant Prof. Polat and Messrs. Madar and Shaffir options to purchase 350,000, 150,000 and 50,000 shares of Common Stock, respectively, which options would vest in substantially equal amounts on the first, second and third anniversaries of the date of grant. The options were granted in February 2014.
In addition the Company granted Messrs. Madar and Shaffir 200,000 and 300,000 shares, respectively, of restricted Common Stock, vesting in substantially equal amounts on the first, second and third anniversaries of the date of grant.
The Officer Agreements provide that if any of the officers voluntarily terminates his employment or consultancy, as the case may be (other than in connection with a change of control of the Company and certain other reasons), or the Company terminates his employment or consultancy, as the case may be, for “cause” (as defined in the agreement) then he will be entitled only to payment of his base salary or compensation, as the case may be, through the date of termination, and will not be entitled to any performance bonus for that year. However, if any of the officers terminates his Officer Agreement as the result of a material breach by the Company, he will be entitled to continued payment of his base salary for a period of six months following such termination, plus the value of any accrued benefits, and all unvested options and shares of restricted Common Stock granted to him shall immediately vest and become exercisable.
If the Company terminates any such officer other than for cause or if the term expires and is not renewed by the Company, then, the officer will be entitled to continued payment of his base salary or compensation, as the case may be, for a period of six months following such termination or non-renewal, and he would additionally receive the value of accrued benefits and a pro-rata portion of the current year’s performance bonus. If either of the officers terminates their employment or consultancy, as the case may be, for “good reason” (as defined in the agreement) or (b) the Company or its successor terminates their employment or consultancy, as the case may be, within 12 months following a change in control (as defined in the agreement), then they will be entitled to receive a lump-sum payment equal to the lesser of (i) their base salary or compensation, as the case may be, for six months and (ii) their base salary or compensation, as the case may be, for the remainder of the then unexpired term, and all unvested stock options and shares of restricted Common Stock will immediately vest and become exercisable.

b.	The following transactions were carried out with related parties:

	2013	2012
Income statements:
Officers remuneration for employment and consulting	$458	$411
Stock based compensation to officers	$421	$1,508

Directors’ who are not officers compensation	$39	$-
Stock based compensation to directors’ who are not officers	$118	$-

Balance sheets:
Related party payables to officers for employment and consulting	$319	$168
Related party payables to directors	$31	$-
	$350	$168